Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party

The following is a list of related parties which the Group has significant transactions with:

Names of related parties	Relationship with the Company
Beagledata Technology Co., Ltd. (“Beagledata”)	Shareholder of the Company
Mr. Howard Lee	Founder, Chairman of the Board, and CEO of the Company

Schedule of related party transaction

The Group had the following significant related party transactions for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Technology services received from:
Beagledata (i)	320	1,480	-

Recruitment services provided to:
Beagledata (ii)	6,230	9,697	7,417

Outsourcing services provided to:
Beagledata	1,200	-	566

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

14.	Related party transactions (cont.)

(i)	Beagledata provided technology services for the years ended December 31, 2022 and 2023, and the Group recorded it as research and development expenses in the consolidated statements of income and comprehensive income.

(ii)	The Group provided recruitment services to Beagledata, including flexible staffing services and permanent recruitment services for the years ended December 31, 2022 and 2023.

Schedule of balances with related party

Balances with related parties consisted of the following for the periods indicated:

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to related parties:
Beagledata (i)	2,120	2,479
Mr. Howard (ii)	36	618
Total	2,156	3,097

(i)	As of December 31, 2022 and 2023, amounts due to Beagledata consisted of technology services fees payable of RMB2,120 and RMB2,120, respectively, and contract liabilities of nil and RMB359, respectively.

(ii)	Amounts due to Mr. Howard represented expensed paid on behalf of the Group.